UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.   20549

						FORM 13F

					FORM 13F COVER PAGE

Report for the Calander Year or Quarter Ended: December 31, 2008

Institutional Investment Manager Filing the Report:

Name:		Hellman Jordan Management Co.
Address: 	75 State St.
		24th Floor
		Boston, Ma 02109

13F File Number:	28-1309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tabbles, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Sue Lynch
Title: Vice President
Phone: 617-261-9800
Signature, Place, and Date of Signing:


Sue Lynch	Boston, Massachusetts 	December 31, 2008


Report Type  (check only one.)

[ x]   13F HOLDINGS REPORT. (Check here if all entries of this
reporting manager are reported in this report.)
[  ]   13 NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[  ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



				FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Form 13F Information Table Entry Total: 76

Form 13F Information Table Value Total: $216035 (x1000)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD                        COM              000375204     3349   223100 SH       SOLE                   223100
ABBOTT LABORATORIES            COM              002824100     1875    35130 SH       SOLE                    35130
AK STEEL HOLDING COMPANY       COM                             372    39900 SH       SOLE                    39900
ALPHA NATURAL RESOURCES        COM                            1619   100000 SH       SOLE                    95700              4300
AMERICAN CAPITAL AGENCY        COM                            1094    51200 SH       SOLE                    46200              5000
AMERISOURCE BERGEN CORP        COM              03073E105     2941    82480 SH       SOLE                    82480
ANNALLY CAPITAL MGMT           COM                            1587   100000 SH       SOLE                    95700              4300
APPLE COMPUTER INC             COM              037833100     2772    32480 SH       SOLE                    32480
ARCH COAL INC                  COM              039380100      424    26000 SH       SOLE                    26000
BIOGEN IDEC                    COM              09062X103     1393    29250 SH       SOLE                    29250
BJ SERVICES                    COM              055482103      139    11900 SH       SOLE                    11900
CACI INTERNATIONAL             COM              127190304     2709    60080 SH       SOLE                    60080
CARDINAL HEALTH INC.           COM              14149Y108     2668    77410 SH       SOLE                    77410
CELLDEX THERAPEUTICS           COM              15117B103      674    85041 SH       SOLE                    80441              4600
CEPHALON INC                   COM              156708109     1533    19900 SH       SOLE                    19900
CHICAGO MERCANTILE EXCHANGE HO COM              12572Q105     3078    14790 SH       SOLE                    14790
CISCO SYSTEMS INC              COM              17275R102     2076   127380 SH       SOLE                   127380
CLIFFS NATURAL RESOURCES       COM              18683K101     2561   100000 SH       SOLE                    95700              4300
CONOCO PHILLIPS                COM              20825C104     2273    43880 SH       SOLE                    43880
CONSOL ENERGY                  COM              20854P109     2078    72720 SH       SOLE                    72720
DIAMOND OFFSHORE               COM              25271C102    12374   209945 SH       SOLE                   204545              5400
DISNEY CO                      COM              254687106     3639   160360 SH       SOLE                   160360
FINANCIAL SELECT SECTOR SPDR   COM              81369Y605     7871   628710 SH       SOLE                   628710
FIRST SOLAR                    COM              336433107     5615    40700 SH       SOLE                    39000              1700
FLUOR CORP                     COM              343412102     4088    91100 SH       SOLE                    86800              4300
FOSTER WHEELER LTD             COM              G36535139     1378    58940 SH       SOLE                    58940
FRANKLIN RESOURCES             COM              354613101     2711    42500 SH       SOLE                    42500
GENCO SHIPPING & TRADING       COM                            3494   236100 SH       SOLE                   225500             10600
GENZYME CORP                   COM              372917104     1876    28260 SH       SOLE                    28260
GILEAD SCIENCES                COM              375558103     1470    28740 SH       SOLE                    28740
GOOGLE                         COM              38259P508     4530    14726 SH       SOLE                    14726
HALLIBURTON CO                 COM              406216101     2762   151940 SH       SOLE                   151940
HATTERAS FINANCIAL CORP.       COM              41902R103     6663   250500 SH       SOLE                   241900              8600
HOLOGIC INC                    COM              436440101     1740   133110 SH       SOLE                   133110
I-SHARES MSCI EMERGING MARKETS COM                             300    12000 SH       SOLE                    12000
INTERCONTINENTAL EXCHANGE      COM              45865V100     3228    39160 SH       SOLE                    39160
ISHARES SILVER TRUST           COM              46428Q109     6919   617750 SH       SOLE                   617750
ISHARES XINHUA CHINA 25 FUND   COM                            8843   304000 SH       SOLE                   290900             13100
JA SOLAR HOLDINGS              COM              466090107     4305   985018 SH       SOLE                   963130             21888
JACOBS ENGINERRING             COM              469814107     1519    31580 SH       SOLE                    31580
LDK SOLAR CO                   COM              50183L107     3280   250000 SH       SOLE                   239300             10700
MICROSOFT CORP                 COM              594918104     3990   205270 SH       SOLE                   205270
MITTAL STEEL COMPANY           COM              03938L104     5823   236820 SH       SOLE                   227120              9700
MONSANTO CO.                   COM              61166W101     7314   103960 SH       SOLE                   100560              3400
NOBLE CORP                     COM              G65422100     3022   136800 SH       SOLE                   127980              8820
NUCOR CORP                     COM              670346105     3427    74170 SH       SOLE                    74170
OCCIDENTIAL PETRO              COM              674599105     2697    44960 SH       SOLE                    44960
OIL SERVICE HOLDRS TRUST       COM              678002106      258     3500 SH       SOLE                     3500
PEABODY ENERGY CORP            COM              704549104     6893   302980 SH       SOLE                   297680              5300
POTASH CORP SASKATCHEWAN       COM                            3698    50500 SH       SOLE                    47900              2600
QQQ PROSHARES ULTRA            COM                            6756   251250 SH       SOLE                   240550             10700
RENESOLAR                      COM                             870   197300 SH       SOLE                   188600              8700
ROWAN DRILLING                 COM              779382100      238    15000 SH       SOLE                    15000
S&P DEPOSIT RECEIPT            COM              78462F103     2707    30000 SH       SOLE                    30000
SAIC INC                       COM              78390X101     1461    75000 SH       SOLE                    75000
SCHLUMBERGER LIMITED           COM              806857108    11488   271400 SH       SOLE                   262700              8700
SMITH INTERNATIONAL INC.       COM              832110100     2822   123300 SH       SOLE                   123300
SOHU.COM                       COM              83408W103     3550    75000 SH       SOLE                    71800              3200
STREETRACKERS GOLD TRACERS     COM              78463V107      831     9600 SH       SOLE                     9600
T. ROWE PRICE GROUP            COM              74144T108     1772    50000 SH       SOLE                    50000
TRANSOCEAN OFFSHORE            COM              H8817H100     5368   113609 SH       SOLE                   111409              2200
TRINA SOLAR                    COM              89628E104     3955   425758 SH       SOLE                   407458             18300
USX US STEEL GROUP             COM              912909108     5126   137800 SH       SOLE                   132500              5300
WEATHERFORD INTERNATIONAL      COM              G95089101      114    10500 SH       SOLE                    10500
AAPL JAN 80 CALLS              CALL                            380      500 SH  CALL SOLE                      479                21
FCX JAN 25 CALLS               CALL                            271     2010 SH  CALL SOLE                     1877               133
GOOG JAN 330 CALLS             CALL                            515     1355 SH  CALL SOLE                     1292                63
OIH JAN 65 CALLS               CALL                            727      750 SH  CALL SOLE                      750
OSX JAN 130 CALLS              CALL                            451     1805 SH  CALL SOLE                     1728                77
PBR JAN 20 CALLS               CALL                            236      503 SH  CALL SOLE                      482                21
RUT JAN 520 CALLS              CALL                            402      502 SH  CALL SOLE                      480                22
SOX JAN 220 CALLS              CALL                            204      600 SH  CALL SOLE                      560                40
XAU JAN 125 CALLS              CALL                            472      800 SH  CALL SOLE                      766                34
QQQQ JAN 29 PUTS               PUT                             393     5540 SH  PUT  SOLE                     5540
FEB 09 CRUDE OIL FUTURES                                       516      100 SH       SOLE                       96                 4
FEB 09 GOLD FUTURE COMEX                                      1466      202 SH       SOLE                      193                 9